Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 103,148,208.46
Total Fee Amount	14,244.77
Total Offset Amount	0.00
Net Fee	$ 14,244.77
Offering Table N/A
Offset Table N/A	N/A